Offerings	Feb. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, nominal value $0.000273235 per share
Amount Registered | shares	3,051,742
Proposed Maximum Offering Price per Unit	47.30
Maximum Aggregate Offering Price	$ 144,347,396.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,934.38
Offering Note	1(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Kiniksa Pharmaceuticals International, plc 2018 Incentive Award Plan (the "2018 Plan") and the Kiniksa Pharmaceuticals International, plc 2018 Employee Share Purchase Plan (the "2018 ESPP") to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. 1(b) Consists of 3,051,742 Class A ordinary shares, nominal value $0.000273235 per share of the Registrant ("Class A ordinary shares") that may become issuable under the 2018 Plan pursuant to its terms. 1(c) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Class A ordinary shares as reported on the Nasdaq Global Select Market on February 20, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, nominal value $0.000273235 per share
Amount Registered | shares	110,000
Proposed Maximum Offering Price per Unit	47.30
Maximum Aggregate Offering Price	$ 5,203,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 718.53
Offering Note	2(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Kiniksa Pharmaceuticals International, plc 2018 Incentive Award Plan (the "2018 Plan") and the Kiniksa Pharmaceuticals International, plc 2018 Employee Share Purchase Plan (the "2018 ESPP") to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. 2(b) Consists of 110,000 Class A ordinary shares that may become issuable under the 2018 ESPP pursuant to its terms. 2(c) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Class A ordinary shares as reported on the Nasdaq Global Select Market on February 20, 2026.